Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 968.7	£ 797.7
Charge for the year	230.7	215.2	£ 190.0
Ending balance	979.5	968.7	797.7
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,322.0	1,917.9
Additions	288.9	252.1
New acquisitions	5.5	20.6
Disposals	(142.6)	(236.0)
Exchange adjustments	(155.9)	367.4
Ending balance	2,317.9	2,322.0	1,917.9
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,353.3	1,120.2
Charge for the year	230.7	220.8
Disposals	(134.8)	(229.0)
Exchange adjustments	(110.8)	241.3
Ending balance	1,338.4	1,353.3	1,120.2
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37.1	37.1
Ending balance	37.1	37.1	37.1
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37.1	37.1
Ending balance	37.1	37.1	37.1
Freehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101.2	83.0
Ending balance	90.3	101.2	83.0
Freehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	126.4	102.2
Additions	4.3	1.3
Disposals	(1.2)	(0.3)
Exchange adjustments	(10.7)	23.2
Ending balance	118.8	126.4	102.2
Freehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25.2	19.2
Charge for the year	6.9	4.3
Disposals	(1.9)	(0.6)
Exchange adjustments	(1.7)	2.3
Ending balance	28.5	25.2	19.2
Leasehold buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	502.7	414.2
Ending balance	555.7	502.7	414.2
Leasehold buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,012.5	837.4
Additions	165.0	107.9
New acquisitions	2.0	7.9
Disposals	(46.1)	(83.2)
Exchange adjustments	(51.6)	142.5
Ending balance	1,081.8	1,012.5	837.4
Leasehold buildings [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	509.8	423.2
Charge for the year	86.7	81.1
Disposals	(42.6)	(77.8)
Exchange adjustments	(27.8)	83.3
Ending balance	526.1	509.8	423.2
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	162.6	129.4
Ending balance	140.3	162.6	129.4
Fixtures, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	402.6	338.3
Additions	31.7	55.9
New acquisitions	2.4	6.5
Disposals	(40.7)	(46.1)
Exchange adjustments	(18.8)	48.0
Ending balance	377.2	402.6	338.3
Fixtures, fittings and equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	240.0	208.9
Charge for the year	47.0	45.7
Disposals	(35.9)	(49.2)
Exchange adjustments	(14.2)	34.6
Ending balance	236.9	240.0	208.9
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	165.1	134.0
Ending balance	156.1	165.1	134.0
Computer equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	743.4	602.9
Additions	87.9	87.0
New acquisitions	1.1	6.2
Disposals	(54.6)	(106.4)
Exchange adjustments	(74.8)	153.7
Ending balance	703.0	743.4	602.9
Computer equipment [member] | Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	578.3	468.9
Charge for the year	90.1	89.7
Disposals	(54.4)	(101.4)
Exchange adjustments	(67.1)	121.1
Ending balance	£ 546.9	£ 578.3	£ 468.9